Earnings Per Share - Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$ 2,296	$ 2,196
Weighted average number of Common Shares outstanding during the year	345.4	371.8
Basic earnings per Common Share	$ 6.65	$ 5.91
Diluted earnings per Common Share:
Net income attributable to Magna International Inc.	$ 2,296	$ 2,196
Weighted average number of Common Shares outstanding during the year	345.4	371.8
Stock options and restricted stock	2.1	2.1
Diluted	347.5	373.9
Diluted earnings per Common Share	$ 6.61	$ 5.87